Directors' and supervisors' emoluments (Tables)	12 Months Ended
Dec. 31, 2020
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Remuneration of Every Director and Supervisor
The remuneration of every director and supervisor for the year ended December 31, 2020 is set out below:

Name	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Executive directors
Wang Chang Shun (Note (i) &(vii))	-	-	-	-	-
Ma Xu Lun (Note (i)&(iii))	-	-	-	-	-
Han Wen Sheng (Note (i)&(iii))	-	-	-	-	-
Zhang Zi Fang (Note (i)&(iv))	-	-	-	-	-
Supervisors
Pan Fu (Note (i)&(iv))	-	-	-	-	-
Li Jia Shi (Note (ii))	-	-	-	-	-
Mao Juan	-	706	-	126	832
Lin Xiao Chun (Note (iii))	-	633	-	125	758
Independent non-executive directors
Tan Jin Song	150	-	-	-	150
Jiao Shu Ge	150	-	-	-	150
Zheng Fan (Note (vi))	60	-	-	-	60
Gu Hui Zhong (Note (vi))	60	-	-	-	60

The remuneration of every director and supervisor for the year ended December 31, 2019 is set out below:

Name	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Executive directors
Wang Chang Shun (Note (i) &(vii))	—	—	—	—	—
Ma Xu Lun (Note (i)&(iii))	—	—	—	—	—
Han Wen Sheng (Note (i)&(iii))	—	—	—	—	—
Zhang Zi Fang (Note (i)&(iv))	—	—	—	—	—
Supervisors
Pan Fu (Note (i)&(iv))	—	—	—	—	—
Li Jia Shi (Note (ii))	—	—	—	—	—
Mao Juan	—	712	—	129	841
Lin Xiao Chun (Note (iii))	—	367	—	90	457
Independent non-executive directors
Tan Jin Song	150	—	—	—	150
Jiao Shu Ge	150	—	—	—	150
Zheng Fan (Note (vi))	60	—	—	—	60
Gu Hui Zhong (Note (vi))	60	—	—	—	60

The remuneration of every director and supervisor for the year ended December 31, 2018 is set out below:

Name	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Executive directors
Wang Chang Shun (Note (i) & (vii))	—	—	—	—	—
Tan Wan Geng (Note (i) & (v))	—	—	—	—	—
Zhang Zi Fang (Note (i)&(iv))	—	—	—	—	—
Supervisors
Pan Fu (Note (i) & (iv))	—	—	—	—	—
Li Jia Shi (Note (ii))	—	84	—	12	96
Mao Juan	—	658	—	124	782
Independent non-executive directors
Tan Jin Song	150	—	—	—	150
Jiao Shu Ge	150	—	—	—	150
Zheng Fan (Note (vi))	—	—	—	—	—
Gu Hui Zhong (Note (vi))	60	—	—	—	60
Notes:

(i)
These directors or supervisors did not receive any remuneration for their services in the capacity of the directors or supervisors of the Company. They also held management positions in CSAH and their salaries were borne by CSAH.

(ii)
Mr. Li Jia Shi did not receive any remuneration for his service in the capacity of the supervisor of the Company since February 1, 2018. He also held management position in CSAH and his salary was borne by CSAH.

(iii)	Appointed on May 8, 2019.
(iv)	Resigned on May 8, 2019.
(v)	Mr. Tan Wan Geng was an executive director of the Company before November 30, 2018, and resigned from the Company on November 30, 2018.
(vi)	Mr. Zheng Fan and Mr. Gu Hui Zhong receive remuneration in accordance with the relevant provisions of the PRC.
(vii)	Mr. Wang Chang Shun retired on December 21, 2020.